Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025

Accounts receivable – third parties	$2,872,201	$3,383,777
Total accounts receivable, gross	2,872,201	3,383,777
Less: allowance for credit loss	(1,940,634)	(2,082,442)
Accounts receivable, net	$931,567	$1,301,335

Changes of allowance for credit loss for accounts receivable for the fiscal years ended March 31, 2026 and 2025 are as follows:

	For the years ended March 31,
	2026	2025

Beginning balance	$2,082,442	$1,731,517
Allowance for expected credit loss	128,265	263,972
Write-off against allowance	(383,878)	-
Exchange rate difference	113,805	86,953
Ending balance	$1,940,634	$2,082,442

For the years ended March 31, 2026 and 2025, the Company recorded credit loss of $128,265 and $263,972, respectively.